Income tax expense - Tax holiday (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income tax expense
Tax holiday effect	¥ 8,793	¥ 24,365	¥ 36,430
Basic
Income tax expense
Net income per share effect	¥ 0.01	¥ 0.02	¥ 0.03
Diluted
Income tax expense
Net income per share effect	¥ 0.01	¥ 0.02	¥ 0.03